Share-based Compensation - Schedule of Share Option Activity (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2025 shares	Jun. 30, 2026 £ / shares shares	Dec. 31, 2025 USD ($) £ / shares shares	Jun. 30, 2026 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Issued | shares	3,098,270
2025 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Beginning balance | shares		12,907,342
Number of share options Issued | shares		16,444,648
Number of options, Ending balance | shares		16,737,737	12,907,342
Number of share options Vested and expected to vest | shares				16,737,737
Weighted average exercise price, Beginning balance | £ / shares		£ 0.0001
Weighted- Average Exercise Price Issued | £ / shares		0.0001
Weighted average exercise price, Ending balance | £ / shares		0.0001	£ 0.0001
Weighted- Average Exercise Price Vested and exercisable | £ / shares		0.0001
Weighted- Average Exercise Price Vested and expected to vest | £ / shares		£ 0.0001
Weighted- Average Remaining Contractual life Outstanding		3 years 9 months 18 days	3 years 7 months 6 days
Weighted- Average Remaining Contractual life Vested and exercisable		3 years 7 months 6 days
Weighted- Average Remaining Contractual life Vested and expected to vest		3 years 9 months 18 days
Aggregate Intrinsic Value Outstanding | $			£ 33,200	$ 52,700
Aggregate Intrinsic Value Vested and exercisable | $				31,400
Aggregate Intrinsic Value Vested and expected to vest | $				$ 52,700
2025 LTIP [Member] | Related Parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Exercised | shares		(10,340,733)
Weighted- Average Exercise Price Exercised | £ / shares		£ 0.0001
2025 LTIP [Member] | Employees and Other Holders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Exercised | shares		(2,273,520)
Weighted- Average Exercise Price Exercised | £ / shares		£ 0.0001